2. PROPERTY AND EQUIPMENT	12 Months Ended
Mar. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Property and equipment, net, consist of the following:

	March 31, 2016	March 31, 2015
Furniture and office equipment, at cost	$394,395	$385,088
Accumulated depreciation	(358,357)	(328,997)
	$36,038	$56,091

Depreciation expense for the years ended March 31, 2016 and 2015 approximated $29,000 and $28,000, respectively.